REVENUE	12 Months Ended
Dec. 31, 2023
REVENUE
REVENUE

19   REVENUE

Net revenue consisted of the following:

	Years ended December 31,
	2021	2022	2023

Colocation services	6,514,268	7,943,268	8,669,669
Managed service and others	1,300,136	1,374,623	1,286,268
Service revenue	7,814,404	9,317,891	9,955,937
Equipment sales	4,277	7,740	564
Total	7,818,681	9,325,631	9,956,501